Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Strategic Municipal Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Strategic Municipal Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Strategic Municipal Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Strategic Municipal Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Strategic Municipal Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Strategic Municipal Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Strategic Municipal Income Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Columbia Strategic Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Strategic Municipal Income Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Strategic Municipal Income Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Strategic Municipal Income Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Strategic Municipal Income Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Strategic Municipal Income Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Strategic Municipal Income Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Strategic Municipal Income Fund - Advisor Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Advisor Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Advisor Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Advisor Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Advisor Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Advisor Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Advisor Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Advisor Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Advisor Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Advisor Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Advisor Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Columbia Strategic Municipal Income Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Strategic Municipal Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Strategic Municipal Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Strategic Municipal Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Strategic Municipal Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Strategic Municipal Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Strategic Municipal Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Strategic Municipal Income Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Class C | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Columbia Strategic Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Strategic Municipal Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Strategic Municipal Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Strategic Municipal Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Strategic Municipal Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Strategic Municipal Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Strategic Municipal Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Strategic Municipal Income Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Institutional Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Columbia Strategic Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Percent of Total Investments	7.70%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Percent of Total Investments	23.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Percent of Total Investments	30.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Percent of Total Investments	16.60%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Percent of Total Investments	4.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Percent of Total Investments	0.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Percent of Total Investments	18.60%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%
Columbia Strategic Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Percent of Total Investments	0.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%